Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements	Financial Instruments and Fair Value Measurements
The accounting guidance for fair value measurements provides a framework for measuring fair value on either a recurring or nonrecurring basis, whereby the inputs used in valuation techniques are assigned a hierarchical level. The following are the three levels of inputs to measure fair value:
Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2: Inputs that reflect quoted prices for identical assets or liabilities in less active markets; quoted prices for similar assets or liabilities in active markets; benchmark yields, reported trades, broker/dealer quotes, inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3: Unobservable inputs that reflect our own assumptions incorporated in valuation techniques used to measure fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.
We consider an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and consider an inactive market to be one in which there are infrequent or few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Where appropriate, our own or the counterparty’s non-performance risk is considered in measuring the fair values of liabilities and assets, respectively.
Investments
The following is a summary of our investments at fair value for the periods ended March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022	December 31, 2021
Corporate bonds and commercial paper	$1,144	$20,037
U.S. Treasury securities	23,373	24,587
Total investments	$24,517	$44,624
The following table presents the contractual maturities of our debt investments as of March 31, 2022 (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$18,222	$18,072
Due after one year through five years	6,530	6,445
	$24,752	$24,517
Actual maturities may differ from the contractual maturities because borrowers may have the right to call or prepay certain obligations.
Fair Value of Financial Instruments
The following table summarizes our financial assets measured at fair value on a recurring basis (in thousands):

	March 31, 2022
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$11,863	$11,863	$—
Corporate bonds and commercial paper	1,144	—	1,144
U.S. Treasury securities	23,373	23,373
Total cash, cash equivalents and investments	$36,380	$35,236	$1,144

	December 31, 2021
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$36,786	$36,786	$—
Corporate bonds and commercial paper	20,037	—	20,037
U.S. Treasury securities	24,587	24,587	—
Total cash and cash equivalents	$81,410	$61,373	$20,037
The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	March 31, 2022	December 31, 2021
	(Unaudited)
Financial Liabilities
Private Placement Warrants	3,266	3,477
Total financial liabilities	$3,266	$3,477
Private Placement Warrants
The Company has determined that the Private Placement Warrants are classified within Level 3 of the fair value hierarchy as the fair value is estimated using the Modified Black Scholes Option Pricing Model. The discussion on the accounting of the Private Placement Warrants is fully described in Note 5—"Fair Value Measurements", to the consolidated financial statements included in “Item 8—Financial Statements and Supplementary Data” of our Annual Report on Form 10-K for the year ended December 31, 2021, as filed with the SEC on March 10, 2022.
The following table presents the changes in the fair value of the Private Placement Warrants (in thousands):

Initial measurement, December 31, 2021	$3,477
Mark-to-market adjustment	$(211)
Private Placement Warrants balance, March 31, 2022	$3,266
Fair Value Measurements
The accounting guidance for fair value measurements provides a framework for measuring fair value on either a recurring or nonrecurring basis, whereby the inputs used in valuation techniques are assigned a hierarchical level. The following are the three levels of inputs to measure fair value:
Level 1: Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2: Inputs that reflect quoted prices for identical assets or liabilities in less active markets; quoted prices for similar assets or liabilities in active markets; benchmark yields, reported trades, broker/dealer quotes, inputs other than quoted prices that are observable for the assets or liabilities; or inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3: Unobservable inputs that reflect our own assumptions incorporated in valuation techniques used to measure fair value. These assumptions are required to be consistent with market participant assumptions that are reasonably available.
We consider an active market to be one in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis, and consider an inactive market to be one in which there are infrequent or few transactions for the asset or liability, the prices are not current, or price quotations vary substantially either over time or among market makers. Where appropriate, our own or the counterparty’s non-performance risk is considered in measuring the fair values of liabilities and assets, respectively.
Investments
The following is a summary of our investments at their cost or amortized cost for the years ended December 31, 2021 and 2020 (in thousands):

	As of
	December 31, 2021	December 31, 2020
Corporate bonds and commercial paper	$20,037	$—
U.S. Treasury securities	24,587	—
Total investments	$44,624	$—
The fair value of our investments approximates their cost or amortized cost for both periods presented.
The following table presents the contractual maturities of our debt investments as of December 31, 2021 (in thousands):

	Amortized Cost	Fair Value
Due in one year or less	$26,945	$26,961
Due after one year through five years	17,684	17,663
	$44,629	$44,624
Actual maturities may differ from the contractual maturities because borrowers may have the right to call or prepay certain obligations.
Fair Value of Financial Instruments
The following table summarizes our financial assets measured at fair value on a recurring basis (in thousands):

	December 31, 2021
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$36,786	$36,786	$—
Corporate bonds and commercial paper	20,037	—	20,037
U.S. Treasury securities	24,587	24,587	—
Total cash, cash equivalents and investments	$81,410	$61,373	$20,037

	December 31, 2020
		Fair Value Measurements at Reporting Date Using
	Total	Level 1	Level 2
Cash and cash equivalents	$19,228	$19,228	$—
Total cash and cash equivalents	$19,228	$19,228	$—
The financial liabilities subject to fair value measurement on a recurring basis, were as follows (in thousands):

	As of
	December 31, 2021	December 31, 2020
Financial Liabilities
3.00% – 2020 Convertible Notes	$—	$32,106
8.00% – 2020 Convertible Notes	—	14,789
2020 Term Facility Loan	—	25,049
Private Placement Warrants	3,477	—
Total financial liabilities	$3,477	$71,944
As of December 31, 2021, there was no fair value associated with the convertible debt instruments due to the conversion of the debt securities into the Company's ordinary shares in connection with the Business Combination. The estimated fair value of the debt securities prior to their conversion into the Company's ordinary shares was $208.6 million. The estimated fair value of the convertible securities on the Closing Date was calculated as the product of (i) the number of conversion shares at the Closing Date and (ii) the marketable value per ordinary share at the Closing Date. Changes in the fair value of debt that is accounted for at fair value are presented as gains or losses in the consolidated statements of operations and comprehensive loss under Change in Fair Value of Debt Instruments.
3.00% – 2020 Convertible Notes
On March 9, 2020, Legacy Rockley issued $21.3 million of the 3.00% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 7, Debt for details). In connection with the closing of the Business Combination on August 11, 2021, the outstanding principal and interest of the 3.00% Convertible Notes Due 2025 were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.0 million outstanding balance on the 3.00% Convertible Notes at December 31, 2021.
For the year ended December 31, 2021 and 2020, we recorded a loss of $6.0 million and $10.8 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 3.00% Convertible Notes, as follows (in thousands):

Fair value at March 9, 2020	$21,281
Plus: Loss from change in fair value	10,825
Fair value at December 31, 2020	32,106
Plus: Loss from change in fair value	5,986
Less: Fair value adjustment extinguished upon conversion of debt	(38,092)
Fair value at December 31, 2021	$—
A binomial lattice model was used to determine the fair value of the 3.00% Convertible Notes based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to ordinary shares or redeemed at principal and accrued interest; and (ii) upon qualified financing event, the convertible notes will automatically convert to ordinary shares. The lattice model used the share price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
8.00% – 2020 Convertible Notes
On February 19, 2020, Legacy Rockley issued $8.0 million of 8.00% Convertible Notes and elected the fair value option of accounting for this debt instrument (see Note 7, Debt for details). In connection with the closing of the Business Combination on August 11, 2021, the outstanding principal, interest and warrants of the 8.00% Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.0 million outstanding balance on the 8.00% Convertible Notes at December 31, 2021.
For the years ended December 31, 2021 and 2020, we recorded a loss of $16.1 million and $4.4 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 8.00% Convertible Notes, as follows (in thousands):

Fair value at February 19, 2020	$10,415
Plus: Loss from change in fair value	4,374
Fair value at December 31, 2020	14,789
Plus: Loss from change in fair value	16,108
Less: Fair value adjustment extinguished upon conversion of debt	(30,897)
Fair value at December 31, 2021	$—
A binomial lattice model was used to determine the fair value of the 8.00% Convertible Notes Due 2025 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC or maturity, the convertible notes may be converted to ordinary shares or put at 125.0% of principal and accrued interest; and (ii) upon financing event, the convertible notes may be converted to ordinary shares. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
2020 Term Facility Loan
On September 29, 2020, Legacy Rockley issued $35.0 million of convertible notes and at inception elected the fair value option of accounting for this debt instrument (see Note 7, Debt for details). In connection with the closing of the Business Combination on August 11, 2021, thirty percent (30%) of the outstanding principal and interest balance of the 2020 Term Facility Loan were cancelled and converted into the right to receive ordinary shares of the Company and seventy percent (70%) of the outstanding principal and interest balance is required to be repaid in full on or prior to August 31, 2022. At December 31, 2021, the remaining contractual outstanding principal and interest on the 2020 Term Facility Loan was $32.3 million.
For the years ended December 31, 2021 and 2020, we recorded a loss of $15.1 million and $1.7 million, respectively from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 2020 Term Facility Loans, as follows (in thousands):

Fair value at September 29, 2020	$23,320
Plus: Loss from change in fair value	1,729
Fair value at December 31, 2020	25,049
Plus: Loss from change in fair value	15,134
Less: Fair value adjustment extinguished upon conversion of debt	(13,003)
Fair value at August 11, 2021	$27,180
At August 11, 2021, the fair value of the 2020 Term Facility Loan was $27.2 million. The interest expense is subsequently accreted to statements of operations and comprehensive loss using the effective interest rate method over the term of the loan. See Note 7, Debt for information regarding the subsequent accounting for the 2020 Term Facility Loan.
A binomial lattice model was used to determine the fair value of the 2020 Term Facility Loan based on assumptions as to when the loan would be converted upon IPO/Sale/Merger/SPAC. Upon such event, the convertible notes may be paid off as following: (i) if par value exit, repayment of base multiple times principal plus unpaid interest; (ii) if greater value exit, repayment of base multiple plus add-on multiple ratio times principal plus unpaid interest.
5.00% – $50.0 Million Convertible Notes
On January 11, 2021, Legacy Rockley issued $50.0 million of the 5.00% – $50.0 Million Convertible Notes (the "5.00% – $50.0 Million Convertible Notes") and at inception elected the fair value option of accounting for this debt instrument (see Note 7, Debt for details). In connection with the closing of the Business Combination, the outstanding principal and interest of the 5.00% – $50.0 Million Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.00 million outstanding balance on the 5.00% – $50.0 Million Convertible Notes at December 31, 2021.
For the year ended December 31, 2021, we recorded a loss of $2.3 million, from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $50.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$10,274
Plus: Loss from change in fair value	2,310
Less: Fair value adjustment extinguished upon conversion of debt	(12,584)
Fair value at December 31, 2021	$—
A binomial lattice model was used to determine the fair value of the 5.00% – $50.0 Million Convertible Notes Due 2026 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon IPO/Sale/Merger/SPAC, the convertible notes may be converted to ordinary shares or put at principal and accrued interest; and (ii) upon qualified financing event or maturity, the convertible notes will automatically convert to ordinary shares at base price. The lattice model used the share price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
5.00% – $25.0 Million Convertible Notes
On December 31, 2020, Legacy Rockley issued $25.0 million of the 5.00% – $25.0 Million Convertible Notes and at inception elected the fair value option of accounting for this debt instrument (see Note 7, Debt for details). In connection with the closing of the Business Combination, the outstanding principal, interest and warrants of the 5.00% – $25.0 Million Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.0 million outstanding balance on the 5.00% – $25.0 Million Convertible Notes at December 31, 2021.
For the year ended December 31, 2021, we recorded an adjustment of $5.0 million from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $25.0 Million Convertible Notes, as follows (in thousands):

Fair value at December 31, 2020	$37,592
Plus: Loss from change in fair value	4,977
Less: Fair value adjustment extinguished upon conversion of debt	(42,569)
Fair value at December 31, 2021	$—
A binomial lattice model was used to determine the fair value of the 5.00% – $25.0 Million Convertible Notes Due 2025 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon SPAC, the convertible notes may be converted to ordinary shares or put at principal and accrued interest; (ii) upon qualified financing event, the convertible notes may be converted to ordinary shares with discount any time after financing date; and (iii) upon maturity, the convertible notes may be converted to ordinary shares at $675.0 million divided by the number of fully diluted shares. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
5.00% – $30.0 Million Convertible Notes
On January 11, 2021, Legacy Rockley issued $30.0 million of the 5.00% Convertible Notes and at inception elected the fair value option of accounting for this debt instrument (see Note 7, Debt for details). In connection with the closing of the Business Combination, the outstanding principal and interest of the 5.00% – $30.0 Million Convertible Notes were cancelled and converted into the right to receive ordinary shares of the Company, resulting in $0.0 million outstanding balance on the 5.00% – $30.0 Million Convertible Notes at December 31, 2021.
For the year ended December 31, 2021, we recorded an adjustment of $5.9 million from a change in fair value of debt in connection with the subsequent fair value remeasurement of the 5.00% – $30.0 Million Convertible Notes, as follows (in thousands):

Fair value at January 11, 2021	$38,403
Plus: Loss from change in fair value	5,855
Less: Fair value adjustment extinguished upon conversion of debt	(44,258)
Fair value at December 31, 2021	$—
A binomial lattice model was used to determine the fair value of the 5.00% Convertible Notes Due 2026 based on assumptions as to when the notes would be converted or redeemed at each decision point. Within the lattice model, the following assumptions were made: (i) upon SPAC, the convertible notes may be converted to ordinary shares or put at principal and accrued interest; and (ii) upon qualified financing event or maturity, the convertible notes will automatically convert to ordinary shares at base price. The lattice model used the share price, conversion price, maturity date, risk-free rate, estimated stock volatility and estimated credit spread. The remeasurement of the fair value of the debt instrument was recorded as a gain or loss in the statements of operations and comprehensive loss for each reporting period.
At December 31, 2021 and 2020, the carrying value of certain financial instruments, such as cash, accounts receivable, other receivable, prepaid expenses and other current assets, trade payable and other current accrued liabilities, approximate fair value due to their relatively short maturities and low market interest rates, if applicable.
Private Placement Warrants
The Private Placement Warrants are accounted for as liabilities in accordance with the FASB's Accounting Standards Codification ("ASC") 815-40 and are presented within the Warrants Liabilities on the consolidated balance sheet. The warrant liabilities were measured at fair value at inception and are measured on a recurring basis, with changes in fair value presented within change in fair value of warrants liabilities in the consolidated statement of operations and comprehensive loss.
The Private Placement Warrants are measured at fair value on a recurring basis. The measurement of the warrants as of December 31, 2021 was $3.5 million. The Company has classified the Private Placement Warrants as a liability due to certain settlement terms and provisions related to certain tender offers and indexation characteristics following the Business Combination and has accounted for them as liability instruments in accordance with ASC 815, adjusting the fair value at the end of each reporting period. Additionally, the Company has determined that the Private Placement Warrants are classified within Level 3 of the fair value hierarchy as the fair value is estimated using the Modified Black Scholes Option Pricing Model.
The following table presents the changes in the fair value of the Private Placement Warrants (in thousands):

Initial measurement, August 11, 2021	$14,304
Mart-to-market adjustment	(10,827)
Warrant Liabilities balance, December 31, 2021	$3,477